Defiance Next Gen Connectivity ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 15.9%
198,639	AT&T, Inc.	$5,790,327
116,170	CenturyLink, Inc.	1,098,968
12,172	Charter Communications, Inc. - Class A (a)	5,310,765
104,100	China Mobile, Ltd. - ADR	3,921,447
275,011	Intelsat SA (a)	420,767
124,344	KT Corporation - ADR	967,396
189,559	Orange SA - ADR	2,289,873
67,383	SK Telecom Company, Ltd. - ADR	1,096,322
253,307	Sprint Corporation (a)	2,183,506
27,891	T-Mobile US, Inc. (a)	2,340,055
124,729	Verizon Communications, Inc.	6,701,689
245,461	Vodafone Group plc - ADR	3,379,998
		35,501,113
	Consumer Discretionary - 1.3%
1,449	Amazon.com, Inc. (a)	2,825,144
	Industrials - 0.6%
127,461	Maxar Technologies, Inc.	1,361,284
	Information Technology - 68.5% (b)
204,409	A10 Networks, Inc. (a)	1,269,380
20,011	Acacia Communications, Inc. (a)	1,344,339
147,316	ADTRAN, Inc.	1,131,387
89,968	Akamai Technologies, Inc. (a)	8,231,172
70,072	Allot, Ltd. (a)	662,180
68,345	Amdocs, Ltd.	3,756,925
111,464	Analog Devices, Inc.	9,992,748
9,500	Apple, Inc.	2,415,755
13,174	Arista Networks, Inc. (a)	2,668,394
8,100	Broadcom, Inc.	1,920,510
352,612	Casa Systems, Inc. (a)	1,234,142
686,379	Ceragon Networks, Ltd. (a)	864,838
52,731	CEVA, Inc. (a)	1,314,584
86,403	Ciena Corporation (a)	3,439,703
58,085	Cisco Systems, Inc.	2,283,321
116,547	CommScope Holding Company, Inc. (a)	1,061,743
37,463	Comtech Telecommunications Corporation	497,883
69,925	Corning, Inc.	1,436,260
23,615	CSG Systems International, Inc.	988,288
192,594	Extreme Networks, Inc. (a)	595,115
32,711	F5 Networks, Inc. (a)	3,487,974
29,596	GDS Holdings, Ltd. - ADR(a)	1,715,680
158,749	Hewlett Packard Enterprise Company	1,541,453
46,199	II-VI, Inc. (a)	1,316,672
228,598	Infinera Corporation (a)	1,211,569
206,471	Inseego Corporation (a)	1,286,314
45,094	Intel Corporation	2,440,487
28,395	InterDigital, Inc.	1,267,269
9,950	IPG Photonics Corporation (a)	1,097,286
105,139	Juniper Networks, Inc.	2,012,360
75,288	Keysight Technologies, Inc. (a)	6,300,100
91,709	Lattice Semiconductor Corporation (a)	1,634,254
19,077	Lumentum Holdings, Inc. (a)	1,405,975
56,404	MACOM Technology Solutions Holdings, Inc. (a)	1,067,728
287,177	Marvell Technology Group, Ltd.	6,498,816

52,781	National Instruments Corporation	1,745,995
169,349	NeoPhotonics Corporation (a)	1,227,780
55,986	NetScout Systems, Inc. (a)	1,325,189
3,566,898	Nokia Corporation - ADR	11,057,384
107,966	NXP Semiconductors NV	8,953,620
36,638	Qorvo, Inc. (a)	2,954,122
153,097	QUALCOMM, Inc.	10,357,012
54,222	Radware, Ltd. (a)	1,142,458
467,516	Ribbon Communications, Inc. (a)	1,416,573
145,929	Sierra Wireless, Inc. (a)	828,877
64,329	Skyworks Solutions, Inc.	5,749,726
1,383,460	Telefonaktiebolaget LM Ericsson - ADR	11,192,191
7,003	Ubiquiti, Inc.	991,485
127,393	Viavi Solutions, Inc. (a)	1,428,076
17,032	VMware, Inc. - Class A (a)	2,062,575
112,913	Xilinx, Inc.	8,800,439
		152,626,106
	Real Estate - 13.5%
35,525	American Tower Corporation	7,735,569
12,258	CoreSite Realty Corporation	1,420,702
36,474	Crown Castle International Corporation	5,266,845
23,366	CyrusOne, Inc.	1,442,851
40,815	Digital Realty Trust, Inc.	5,669,612
7,216	Equinix, Inc.	4,506,897
25,243	QTS Realty Trust, Inc. - Class A	1,464,346
9,746	SBA Communications Corporation	2,631,128
		30,137,950
	TOTAL COMMON STOCKS (Cost $264,452,894)	222,451,597

	SHORT-TERM INVESTMENTS - 0.2%
414,158	First American Government Obligations Fund, Class X, 0.43% (c)	414,158
	TOTAL SHORT-TERM INVESTMENTS (Cost $414,158)	414,158
	TOTAL INVESTMENTS - 100.0% (Cost $264,867,052)	222,865,755
	Other Assets in Excess of Liabilities - 0.0% (d)	63,425
	NET ASSETS - 100.0%	$222,929,180

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2020.
(d)	Represents less than 0.05% of net assets

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Defiance Next Gen Connectivity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$222,451,597	$-	$-	$222,451,597
Short-Term Investments	414,158	-	-	414,158
Total Investments in Securities	$222,865,755	$-	$-	$222,865,755

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.